Description of Organization and Business Operations (Details) - USD ($)	1 Months Ended	4 Months Ended	9 Months Ended
	Feb. 19, 2021	Dec. 31, 2020	Sep. 30, 2021	Aug. 26, 2020
Description of Organization and Business Operations (Details) [Line Items]
Net proceeds			$ 201,300,000
Percentage of fair market value		80.00%	80.00%
Ownership percentage		50.00%	50.00%
Public price per share (in Dollars per share)		$ 10	$ 10
Net tangible assets		$ 5,000,001	$ 5,000,001
Percentage of restricted redeeming shares		20.00%	20.00%
Share price (in Dollars per share)			$ 10
Trust Account, description		the residual assets remaining available for distribution (including Trust Account assets) will be only $10.00. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriters of the Proposed Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).	In order to protect the amounts held in the Trust Account, the Sponsor agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Aggregate cash proceeds			$ 100,000,000
Net tangible assets			5,000,001
Cash		$ 8,800	48,330
Working capital deficit			1,800,000
Tax obligations			149,000
Loan proceeds			$ 200,000
Business Acquisition [Member]
Description of Organization and Business Operations (Details) [Line Items]
Company's obligation to redeemed, percentage		100.00%	100.00%
Business combination, description		If the Company is unable to complete a Business Combination within 24 months from the closing of the Proposed Public Offering or during any extended period of time that the Company may have to consummate a Business Combination as a result of an amendment to the Certificate of Incorporation (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.	If the Company is unable to complete a Business Combination within 24 months from the closing of the Initial Public Offering, or February 19, 2023, or during any extended period of time that the Company may have to consummate a Business Combination as a result of an amendment to the Certificate of Incorporation (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish Public Stockholders’ rights as stockholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the board of directors, liquidate and dissolve, subject in each case to the Company’s obligations under Delaware law to provide for claims of creditors and the requirements of other applicable law.
Liquidity and Capital Resources [Member]
Description of Organization and Business Operations (Details) [Line Items]
Cash			$ 48,000
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)	20,125,000
Share price per share (in Dollars per share)	$ 10
Gross proceeds	$ 201,300,000
Offering costs	11,500,000
Deferred underwriting commission	$ 7,000,000
Payment to offering cost			$ 25,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)	2,625,000	11,500,000
Share price per share (in Dollars per share)				$ 10
Sale of shares (in Shares)		430,000
Public Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)	$ 10
Private Placement Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)	602,500
Share price per share (in Dollars per share)	$ 10	$ 10
Gross proceeds	$ 6,000,000
Private Placement Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Share price per share (in Dollars per share)			$ 10
Gross proceeds			$ 6,000,000
Proposed Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)		10,000,000
Share price per share (in Dollars per share)		$ 10
Sale of per share price (in Dollars per share)		$ 10
Class A Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)		10,000,000
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Share price per share (in Dollars per share)		$ 12	$ 10
Ownership percentage		20.00%
Exchange shares (in Shares)			32,500,000
Sale of shares (in Shares)		400,000
Sale of per share price (in Dollars per share)		$ 10
Class A Common Stock [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)	2,625,000	1,500,000
Class A Common Stock [Member] | Private Placement Shares [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares issued (in Shares)			602,500